Property and equipment, net - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Depreciation expense	$ 2,666	$ 6,319	$ 9,277
Costs of revenues
Property and equipment, net
Depreciation expense	1,362	4,805	6,247
Research and Development Expense [Member]
Property and equipment, net
Depreciation expense	467	436	529
General and Administrative Expense [Member]
Property and equipment, net
Depreciation expense	828	1,068	2,492
Selling and Marketing Expense [Member]
Property and equipment, net
Depreciation expense	$ 9	$ 10	$ 9